INVENTORIES (DETAILS TEXTUAL) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Inventory [Line Items]
Slow Moving Inventories	$ 25	$ 80	$ 125